Note 6 - Term Loans and Convertible Promissory Notes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]

Year Ending,
December 31,
2019
Total principal payments	$3,833

Convertible Debt [Table Text Block]

	December 31, 2018	June 30, 2019
Convertible note payable, due on March 29, 2019	$1,500	$—
Convertible note payable, due on September 27, 2019	1,500	—
Convertible note payable, due on December 21, 2019	1,500	1,500
Convertible note payable, due on March 29, 2020	—	1,500
Convertible note payable, due on April 26, 2020	—	2,000
Convertible note payable, due on May 29, 2020	—	500
Total	$4,500	$5,500

	As of December 31,
	2017	2018
Convertible note payable, due on March 29, 2019, interest at 8.0% p.a	$—	$1,500
Convertible note payable, due on September 27, 2019, interest at 8.0% p.a	—	1,500
Convertible note payable, due on December 21, 2019, interest at 8.0% p.a	—	1,500
Total	$—	$4,500